FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale	$ 189,292	$ 188,186
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	12,560	16,977
Privately held companies	15,155	17,727
Marketable securities held for sale	190,068	188,186
Foreign exchange forward and cylinders - net asset position		5,293
Foreign exchange forward and cylinders - net liability position	(906)
Total assets and liabilities	216,877	228,183
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	0	0
Privately held companies	0	0
Marketable securities held for sale	190,068	188,186
Foreign exchange forward and cylinders - net asset position	0	0
Total assets and liabilities	190,068	188,186
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	12,560	16,977
Privately held companies	0	0
Marketable securities held for sale	0	0
Foreign exchange forward and cylinders - net asset position		5,293
Foreign exchange forward and cylinders - net liability position	(906)
Total assets and liabilities	11,654	22,270
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	0	0
Privately held companies	15,155	17,727
Marketable securities held for sale	0	0
Foreign exchange forward and cylinders - net asset position	0	0
Total assets and liabilities	$ 15,155	$ 17,727